STOCKHOLDERS' EQUITY (Notes)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
STOCKHOLDERS’ EQUITY
STOCKHOLDERS’ EQUITY

Preferred Stock

The Corporation is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Corporation’s Board of Directors. As of December 31, 2014, there are no shares of preferred stock issued or outstanding.
Common Stock

The Corporation is authorized to issue 55,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2014, a total of 14,922,497 shares were issued and outstanding.

Conversion of Exchangeable Shares

On March 7, 2014, the holders of the common shares issued by 1623739 Alberta Ltd., a wholly-owned Canadian subsidiary of the Corporation, elected to exchange those shares for their allocable portion of the consideration issued to the Former SAE stockholders in the Merger, which included 254,558 shares of the Corporation’s common stock that were released from the Merger Consideration Escrow. The exchanged shares of 1623739 Alberta Ltd. are no longer outstanding.

Share-Based Compensation

The Former SAE 2012 Stock Compensation Plan was established effective November 20, 2012 with the consent of the Former SAE’s stockholders and board of directors. The plan provided for the issuance of either restricted stock or incentive stock options up to a maximum of 125,020 shares. In 2012, 111,691 restricted shares were issued to certain employees of Former SAE, with five-year cliff vesting based on the anniversary date of the grant, of which 1,500 shares were forfeited in 2013. Prior to the Merger, Former SAE’s board of directors approved the full vesting of the 111,691 restricted shares. The 2012 Stock Compensation Plan terminated upon consummation of the Merger. Share-based compensation expense of $1,098 was recorded for the 2012 Stock Compensation Plan during the year ended December 31, 2013.
On June 21, 2013 the stockholders approved the Corporation’s 2013 Long-Term Incentive Compensation Plan for the benefit of certain employees performing services for the Corporation. The plan reserves up to 792,513 shares of the Corporation’s common stock for issuance in accordance with the plan’s terms including a maximum of up to 396,256 shares that may be issued pursuant to awards of restricted stock. As of December 31, 2014, no shares have been issued under the plan.
On November 1, 2013, the Corporation’s non-employee director share incentive plan (“2013 Non-Employee Director Plan”) became effective, which provides for discretionary grants of stock awards to the Corporation’s independent non-employee directors, as determined by the Corporation’s Board of Directors from time to time. The awards may take the form of unrestricted or restricted shares of the Corporation’s common stock or options to purchase shares of the Corporation’s common stock. The Corporation has reserved 400,000 shares of common stock for issuance under the 2013 Non-Employee Director Plan, of which 321,980 shares remain for issuance as of December 31, 2014. During 2014, 51,948 restricted shares were issued under the plan which vested immediately upon issuance, resulting in share-based compensation expense of $200 for the year ended December 31, 2014. The restricted shares granted and vested had a weighted-average grant date fair value of $3.85. During 2013, 26,072 restricted shares were issued under the plan which vested immediately upon issuance, resulting in share-based compensation expense of $200 for the year ended December 31, 2013. The restricted shares granted and vested had a weighted-average grant date fair value of $7.67. Share-based compensation expense for the 2013 Non-Employee Director Plan is reported under selling, general and administrative expense.